32. Disposal of assets and other changes in organizational structure (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Cash and cash equivalents	$ 14	$ 5
Trade receivables	24	68
Inventories	4	13
Investments	68	355
Property, plant and equipment	640	2,046
Others	35	77
Total	785	2,564
Trade payables	22	27
Finance debt	13	142
Provision for decommissioning costs	640	2,961
Others	10	116
Total	685	$ 3,246
Exploration and production segment [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Cash and cash equivalents	1
Property, plant and equipment	600
Total	601
Trade payables	1
Finance debt
Provision for decommissioning costs	640
Total	641
Refining transportation and marketing segment [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Property, plant and equipment	19
Total	19
Gas & Power [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Investments	19
Total	19
Biofuels [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Investments	49
Total	49
Distribution [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Cash and cash equivalents	13
Trade receivables	24
Inventories	4
Property, plant and equipment	21
Others	35
Total	97
Trade payables	21
Finance debt	5
Others	10
Total	36
Corporate and other business [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Finance debt	8
Total	$ 8